Discontinued Operations	12 Months Ended
Dec. 31, 2021
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Discontinued Operations	Discontinued OperationsIn 2018, the Company completed the sale of its Construction Services reportable segment. Pursuant to executed settlement agreements, project loss recoveries of $12.0 were recognized in 2020.